Property, Plant and Equipment - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	₽ 299	₽ 277
Borrowings costs capitalised	₽ 66	₽ 309	₽ 492
Capitalisation rate of borrowing costs eligible for capitalisation	7.13%	8.57%	8.55%
Contractual commitments to acquire property plant and equipment	₽ 9,300	₽ 10,506